Stock-based Compensation Plans - Schedule of Additional Stock Option Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock options exercised:
Cash received for exercise price	$ 32	$ 51
Intrinsic value realized by employees	$ 15	$ 22